SCHEDULE OF ESTIMATED FAIR VALUE ASSUMPTIONS (Details)		12 Months Ended
		Jan. 31, 2024 $ / shares	Jan. 31, 2023 $ / shares	Jan. 23, 2023 $ / shares
Short-Term Debt [Line Items]
Stock price		$ 0.22		$ 0.125
Minimum [Member]
Short-Term Debt [Line Items]
Expected term		2 years
Maximum [Member]
Short-Term Debt [Line Items]
Expected term		3 years
Convertible Debt [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Stock price		$ 0.22	$ 0.22
Convertible Debt [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price		$ 0.23
Convertible Debt [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price			0.15
Convertible Debt [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price			$ 0.23
Convertible Debt [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Derivative measurement input	[1]	1,608
Convertible Debt [Member] | Measurement Input, Option Volatility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Derivative measurement input	[1]		168
Convertible Debt [Member] | Measurement Input, Option Volatility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Derivative measurement input	[1]		359
Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected term		3 years
Convertible Debt [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Expected term			3 years
Convertible Debt [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Expected term			5 years
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative measurement input		4.84
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Derivative measurement input			2.97
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Derivative measurement input			3.23
Convertible Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Derivative measurement input		0	0

[1]	The Company derived expected volatility using the average volatility for a sample of comparable companies due to the thinly traded nature of the Company’s stock for issuances during the year ended January 31, 2023.